Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Accounting Hierarchy (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Carrying amount, total financial assets	S/ 228,858	S/ 247,354
Fair value, total financial assets	228,858	247,354
Financial liabilities
Carrying amount, total financial liabilities	1,696,062	1,735,242
Fair value, total financial liabilities	1,660,364	1,699,974
Trade and Other Payables [Member] | Level 2 [Member]
Financial liabilities
Carrying amount, total financial liabilities	283,907	242,051
Fair value, total financial liabilities	283,907	242,051
Senior Notes [Member] | Level 1 [Member]
Financial liabilities
Carrying amount, total financial liabilities	569,414	569,303
Fair value, total financial liabilities	541,619	541,508
Cash and Cash Equivalents [Member] | Level 1 [Member]
Financial assets
Carrying amount, total financial assets	53,571	72,723
Fair value, total financial assets	53,571	72,723
Trade and Other Receivables [Member] | Level 2 [Member]
Financial assets
Carrying amount, total financial assets	175,124	174,392
Fair value, total financial assets	175,124	174,392
Financial investments designated at fair value through other comprehensive income [Member] | Level 3 [Member]
Financial assets
Carrying amount, total financial assets	163	239
Fair value, total financial assets	163	239
Fixed rate notes and loans [Member] | Level 2 [Member]
Financial liabilities
Carrying amount, total financial liabilities	842,741	923,888
Fair value, total financial liabilities	S/ 834,838	S/ 916,415